UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Anthion Management, LLC

Address: 160 Mercer Street
         2nd Floor
         New York, NY 10012



13F File Number: 028-14278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brendan McHugh
Title:  Chief Financial Officer
Phone:  (212) 404-6670


Signature, Place and Date of Signing:

/s/ Brendan McHugh              New York, New York            August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                41

Form 13F Information Table Value Total:          $408,611
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                           FORM 13F INFORMATION TABLE
                                             Anthion Management, LLC
                                                  June 30, 2012


COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP       (X$1000)     PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE

APPLE INC                       COM            037833100     12,996      22,253  SH          SOLE                  22,253
ASHFORD HOSPITALITY TR INC      COM SHS        044103109      8,585   1,018,423  SH          SOLE               1,018,423
ASSURED GUARANTY LTD            COM            G0585R106      4,480     317,743  SH          SOLE                 317,743
BROOKDALE SR LIVING INC         COM            112463104      5,443     306,800  SH          SOLE                 306,800
CARTER INC                      COM            146229109     28,210     536,318  SH          SOLE                 536,318
CENTRAL GARDEN & PET CO         COM            153527106        830      76,220  SH          SOLE                  76,220
CHEMTURA CORP                   COM NEW        163893209      3,164     218,212  SH          SOLE                 218,212
DIRECTV                         COM CL A       25490A101      3,256      66,695  SH          SOLE                  66,695
E TRADE FINANCIAL CORP          COM NEW        269246401      2,010     250,000  SH          SOLE                 250,000
ENDEAVOUR INTL CORP             COM NEW        29259G200     22,354   2,661,194  SH          SOLE               2,661,194
ENERGY XXI (BERMUDA) LTD        USD UNRS SHS   G10082140      4,441     141,922  SH          SOLE                 141,922
ENERGY XXI (BERMUDA) LTD        USD UNRS SHS   G10082140     25,032     800,000      CALL    SOLE                 800,000
EXTREME NETWORKS INC            COM            30226D106      3,381     982,985  SH          SOLE                 982,985
FIESTA RESTAURANT GROUP INC     COM            31660B101      1,708     129,131  SH          SOLE                 129,131
FIFTH & PAC COS INC             COM            316645100      2,845     265,174  SH          SOLE                 265,174
FINANCIAL ENGINES INC           COM            317485100      1,609      75,000  SH          SOLE                  75,000
HERTZ GLOBAL HOLDINGS INC       COM            42805T105      2,560     200,000  SH          SOLE                 200,000
KINROSS GOLD CORP               COM NO PAR     496902404      2,445     300,000  SH          SOLE                 300,000
LORAL SPACE & COMMUNICATNS I    COM            543881106      4,620      68,596  SH          SOLE                  68,596
LTX-CREDENCE CORP               COM NEW        502403207      4,878     728,034  SH          SOLE                 728,034
MAKO SURGICAL CORP              COM            560879108      1,281      50,000  SH          SOLE                  50,000
MCMORAN EXPLORATION CO          COM            582411104     12,037     950,000      CALL    SOLE                 950,000
MIPS TECHNOLOGIES INC           COM            604567107      4,393     658,584  SH          SOLE                 658,584
MORGANS HOTEL GROUP CO          COM            61748W108      1,956     416,112  SH          SOLE                 416,112
MOTOROLA SOLUTIONS INC          COM NEW        620076307     21,297     442,681  SH          SOLE                 442,681
NEWPORT CORP                    COM            651824104      2,758     229,461  SH          SOLE                 229,461
NORDION INC                     COM            65563C105      4,196     448,270  SH          SOLE                 448,270
OCWEN FINL CORP                 COM NEW        675746309     10,082     536,838  SH          SOLE                 536,838
PAIN THERAPEUTICS INC           COM            69562K100      1,345     286,703  SH          SOLE                 286,703
QUIKSILVER INC                  COM            74838C106        816     350,000  SH          SOLE                 350,000
RENTECH INC                     COM            760112102      9,684   4,700,863  SH          SOLE               4,700,863
SCIENTIFIC GAMES CORP           CL A           80874P109      4,500     526,368  SH          SOLE                 526,368
SIGMA DESIGNS INC               COM            826565103      9,863   1,545,914  SH          SOLE               1,545,914
SILICON MOTION TECHNOLOGY CO    SPONSORED ADR  82706C108      9,150     648,466  SH          SOLE                 648,466
SPDR S&P 500 ETF TR             TR UNIT        78462F103     40,832     300,000      PUT     SOLE                 300,000
UNITED STATES OIL FUND LP       UNITS          91232N108     79,575   2,500,000      CALL    SOLE               2,500,000
VALEANT PHARMACEUTICALS INTL    COM            91911K102     16,727     373,463  SH          SOLE                 373,463
VISTEON CORP                    COM NEW        92839U206     15,283     407,546  SH          SOLE                 407,546
WALTER INVT MGMT CORP           COM            93317W102      1,653      70,541  SH          SOLE                  70,541
WESTPORT INNOVATIONS INC        COM NEW        960908309      2,863      77,900  SH          SOLE                  77,900
WILLIAMS SONOMA INC             COM            969904101     13,474     385,303  SH          SOLE                 385,303

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